Equity - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding, beginning balance (in shares)	785,063	1,797,563
Warrants exercised (in shares)	(747,563)	(1,012,500)
Warrants expired (in shares)	(37,500)
Warrant outstanding, ending balance (in shares)	0	785,063
Exercise price of $1.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (usd per share)	$ 1.50
Warrant outstanding, beginning balance (in shares)	122,563	122,563
Warrants exercised (in shares)	(122,563)	0
Warrants expired (in shares)	0
Warrant outstanding, ending balance (in shares)	0	122,563
Exercise price of $2.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (usd per share)	$ 2.00
Warrant outstanding, beginning balance (in shares)	662,500	1,675,000
Warrants exercised (in shares)	(625,000)	(1,012,500)
Warrants expired (in shares)	(37,500)
Warrant outstanding, ending balance (in shares)	0	662,500